UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Imperial Fund II, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to __________

Date of Report (Date of earliest event reported): _______

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

A&D Mortgage Trust 2026-R1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of Sponsor: 0001813439

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ____

 Lana Izgarsheva, Secretary, (305) 760-7004

Name and telephone number, including area code of the person to contact in connection with this filing

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

Item 1.03	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter

Not Applicable.

EXPLANATORY NOTE

This Form ABS-15G is supplemented by (i) Exhibits 99.1 through 99.17 of the Form ABS-15G filed by Imperial Fund II, LLC on July 22, 2022 (Accession Number: 0001387131-22-007879) (the “Prior Filing #1”) and (ii) Exhibits 99.1 through 99.16 of the Form ABS-15G filed by Imperial Fund II, LLC on September 8, 2022 (Accession Number: 0001839882-22-020226) (the “Prior Filing #2”; together with the Prior Filing #1, the “Prior Filings”).

Certain of the mortgage loans that were included in the Prior Filings will be included in the ADMT 2026-R1 securitization transaction and the information provided in the Prior Filings solely with respect to those mortgage loans should be read in conjunction with this Form ABS-15G.

Exhibit 99.1 provides a link to the Prior Filing #1 and Exhibit 99.2 provides a link to the Prior Filing #2.

Exhibit 99.3 provides a list of mortgage loans and their loan identifiers mapping the Prior Filing #1’s loan identifiers with the ADMT 2026-R1 securitization transaction’s loan identifiers for the certain mortgage loans that were included in the Prior Filing #1 and that will be included in the ADMT 2026-R1 securitization transaction.

Exhibit 99.4 provides a list of mortgage loans and their loan identifiers mapping the Prior Filing #2’s loan identifiers with the ADMT 2026-R1 securitization transaction’s loan identifiers for the certain mortgage loans that were included in the Prior Filing #2 and that will be included in the ADMT 2026-R1 securitization transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Imperial Fund II, LLC
(Sponsor)

By:	/s/ Victor Kuznetsov
Name:	Victor Kuznetsov
Title:	Managing Director

Date: October 1, 2026

EXHIBIT INDEX

99.1	Link to Prior Filing #1
99.2	Link to Prior Filing #2
99.3	Mortgage Loan List and Loan Identifiers for Prior Filing #1
99.4	Mortgage Loan List and Loan Identifiers for Prior Filing #2